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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21331

Evergreen Managed Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Managed Income Fund, for the quarter ended July 31, 2006. This one series has an October 31 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.8%
FIXED-RATE 0.3%
FNMA, Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,925,595	$1,933,855

FLOATING-RATE 5.5%
FHLMC:
Ser. 196, Class A, 6.18%, 12/15/2021	279,724	278,828
Ser. 1500, Class FD, 4.96%, 05/15/2023	6,563,146	6,588,217
Ser. 2247, Class FC, 5.97%, 08/15/2030	1,362,007	1,379,372
Ser. 2390, Class FD, 5.82%, 12/15/2031	229,395	231,964
Ser. 2411, Class F, 5.92%, 02/15/2032	270,505	273,482
Ser. 2567, Class FH, 5.77%, 02/15/2033	642,312	644,182
Ser. T-62, Class 1A1, 5.21%, 10/25/2044	4,585,213	4,664,537
FNMA:
Ser. 2000-45, Class F, 5.77%, 12/25/2030	1,207,411	1,216,539
Ser. 2001-24, Class FC, 5.92%, 04/25/2031	428,206	430,805
Ser. 2001-35, Class F, 5.92%, 07/25/2031	93,175	94,908
Ser. 2001-37, Class F, 5.82%, 08/25/2031	455,758	457,818
Ser. 2001-57, Class F, 5.82%, 06/25/2031	93,806	95,250
Ser. 2001-62, Class FC, 5.97%, 11/25/2031	1,233,070	1,257,849
Ser. 2002-77:
Class FH, 5.65%, 12/18/2032	535,050	540,561
Class FV, 5.75%, 12/18/2032	1,810,766	1,836,485
Ser. 2002-95, Class FK, 5.82%, 01/25/2033	5,587,198	5,735,538
Ser. 2002-97, Class FR, 5.87%, 01/25/2033	197,048	198,301
Ser. 2003-W8, Class 3F2, 5.67%, 05/25/2042	1,037,810	1,062,137
Ser. 2005-W4, Class 3A, 5.29%, 06/25/2035	10,284,853	10,636,801
Ser. G92-53, Class FA, 6.09%, 09/25/2022	2,510,088	2,558,027
GNMA, Ser. 1997-13, Class F, 5.875%, 09/16/2027	2,436,783	2,455,116

		42,636,717

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $44,244,725)		44,570,572

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 32.1%
FIXED-RATE 5.4%
FHLMC:
6.00%, 04/01/2036	6,680,978	6,646,138
6.50%, 06/01/2017	4,407,873	4,499,381
FNMA:
6.00%, 04/01/2033	662,524	658,343
6.50%, 11/01/2032	570,355	578,414
7.00%, 09/01/2031 - 08/01/2032	2,905,959	2,993,941
7.35%, 02/01/2012	699,158	703,023
7.50%, 07/01/2017 - 07/01/2032	751,253	783,369
8.00%, 06/01/2030	224,464	237,089
FNMA 30 year, 6.50%, TBA #	11,235,000	11,368,416
GNMA:
5.50%, 06/15/2035	9,208,296	9,021,603
6.50%, 06/15/2028	158,422	161,449
9.50%, 12/15/2009 - 04/15/2011	3,870,569	4,270,064

		41,921,230

FLOATING-RATE 26.7%
FHLMC:
3.37%, 12/01/2033	13,100,893	13,349,810
4.05%, 12/01/2026	166,687	170,209
4.29%, 10/01/2017	7,775	7,955
4.65%, 10/01/2030	34,372	34,537
4.87%, 10/01/2033	351,006	360,971
4.95%, 10/01/2022	231,366	236,838
5.03%, 05/01/2025	97,985	101,657

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.04%, 07/01/2035	$1,072,241	$1,047,333
5.07%, 10/01/2035	5,973,236	5,917,506
5.12%, 07/01/2019	17,467	17,432
5.13%, 06/01/2018	120,734	121,469
5.14%, 06/01/2031	930,185	967,551
5.16%, 08/01/2017 - 03/01/2018	358,243	367,368
5.32%, 06/01/2030	601,176	608,733
5.33%, 05/01/2019	18,908	19,577
5.36%, 06/01/2035	248,078	252,561
5.375%, 02/01/2016	45,819	46,081
5.39%, 06/01/2033	2,339,639	2,412,168
5.50%, 12/01/2018 - 08/01/2032	3,781,726	3,938,100
5.55%, 07/01/2030	253,008	261,104
5.57%, 01/01/2030	292,199	301,394
5.61%, 03/01/2032	6,374,415	6,401,938
5.625%, 02/01/2016	65,146	65,365
5.65%, 06/01/2028	183,863	186,751
5.81%, 06/01/2031	1,317,670	1,360,956
5.87%, 11/01/2023	254,655	259,840
6.00%, 01/01/2018	135,197	136,621
6.06%, 03/01/2024	392,396	407,982
6.14%, 01/01/2027	403,640	419,891
6.25%, 10/01/2024	54,248	55,058
6.28%, 12/01/2022	94,017	96,083
6.34%, 10/01/2024 - 10/01/2033	1,345,074	1,398,548
6.39%, 10/01/2030	988,126	1,031,683
6.48%, 09/01/2032	1,584,239	1,653,344
6.58%, 08/01/2030	1,024,736	1,080,256
6.66%, 09/01/2032	7,222,463	7,496,122
6.74%, 06/01/2023	544,249	561,763
6.95%, 07/01/2032	3,593,488	3,611,161
7.28%, 03/01/2031	112,092	112,297
8.50%, 03/01/2030	198,337	212,494
FNMA:
4.07%, 10/01/2029	252,417	252,151
4.51%, 05/01/2033	3,445,611	3,363,054
4.57%, 08/01/2020	2,408,329	2,382,800
4.62%, 06/01/2033	2,173,204	2,182,766
4.70%, 12/01/2009	5,017,980	5,058,877
4.75%, 12/01/2016 - 01/01/2035	699,408	678,639
4.80%, 08/01/2034	8,893,047	8,931,643
4.86%, 04/01/2035	4,164,696	4,149,994
4.87%, 03/01/2033	791,269	793,801
4.88%, 07/01/2020	1,148,475	1,139,931
4.98%, 03/01/2033	171,800	170,050
4.99%, 12/01/2031 - 10/01/2033	1,266,462	1,287,401
5.00%, 01/01/2017 - 03/01/2034	2,794,240	2,854,493
5.06%, 05/01/2029	8,204,093	8,308,613
5.11%, 02/01/2035	2,036,427	2,077,217
5.13%, 12/01/2017 - 11/01/2035	5,010,902	5,084,878
5.16%, 03/01/2034	2,040,292	2,074,937
5.23%, 02/01/2035	2,484,649	2,525,571
5.25%, 03/01/2035	7,215,399	7,465,918
5.34%, 04/01/2034	1,932,081	1,974,683
5.46%, 03/01/2032	796,473	793,510

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.48%, 07/01/2044	$2,820,139	$2,881,223
5.50%, 04/01/2025	345,321	347,856
5.52%, 04/01/2034	4,685,350	4,813,681
5.53%, 09/01/2041	2,111,990	2,131,319
5.58%, 12/01/2031	488,623	505,896
5.60%, 01/01/2034	1,144,893	1,156,960
5.67%, 08/01/2027	612,281	620,766
5.68%, 06/01/2040 - 12/01/2040	7,465,339	7,622,385
5.84%, 10/01/2032	7,821,641	8,096,728
5.85%, 04/01/2031	1,347,470	1,355,393
5.94%, 06/01/2031 - 10/01/2032	665,909	681,065
5.95%, 12/01/2034	2,720,161	2,809,519
6.11%, 07/01/2032	2,078,855	2,150,471
6.14%, 12/01/2035	8,802,757	9,129,075
6.27%, 10/01/2035	7,121,647	7,368,056
6.32%, 04/01/2024	218,710	228,034
6.33%, 01/01/2033 - 05/01/2034	5,692,239	5,810,874
6.375%, 12/01/2023	101,344	105,694
6.40%, 02/01/2035	5,050,713	5,226,933
6.41%, 02/01/2035	953,908	996,443
6.43%, 10/01/2034	1,444,931	1,486,112
6.44%, 11/01/2024	721,309	735,201
6.48%, 04/01/2028	775,095	782,272
6.52%, 04/01/2034	2,746,505	2,845,379
6.55%, 09/01/2024	13,136	13,296
6.59%, 06/01/2024	380,162	394,923
6.625%, 05/01/2021	9,038	8,995
6.66%, 02/01/2038	698,500	731,057
6.70%, 02/01/2038	356,016	372,300
6.75%, 08/01/2021	12,218	12,100
6.83%, 12/01/2022 - 09/01/2032	776,596	803,566
6.95%, 09/01/2024	360,258	374,142
7.14%, 06/01/2037	687,826	715,937
7.28%, 07/01/2033	1,214,478	1,289,375
7.62%, 04/01/2033	774,391	782,799
GNMA:
4.50%, 09/20/2030	722,248	735,740
5.00%, 11/20/2030 - 10/20/2031	2,468,011	2,505,812
5.125%, 10/20/2029 - 11/20/2030	3,908,461	3,972,201
5.25%, 02/20/2029	1,389,000	1,414,349
5.375%, 01/20/2027 - 03/20/2028	695,287	711,461
5.50%, 02/20/2031	900,167	926,344

		206,291,166

Total Agency Mortgage-Backed Pass Through Securities (cost $248,352,851)		248,212,396

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.4%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	562,889	586,542
Ser. 2002-T6, Class A4, 5.33%, 03/25/2041	2,105,202	2,126,737
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	670,803	697,313
Ser. 2003-W6:
Class 3A, 6.50%, 09/25/2042	1,352,467	1,373,822
Class F, 5.67%, 09/25/2042	5,939,134	6,037,545

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $10,826,072)		10,821,959

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 69.1%
CONSUMER DISCRETIONARY 21.4%
Auto Components 2.5%
Accuride Corp., 8.50%, 02/01/2015	$3,000,000	$2,805,000
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 þ	3,000,000	2,902,500
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	6,125,000	6,109,687
TRW Automotive, Inc., 11.00%, 02/15/2013	3,000,000	3,292,500
Visteon Corp., 8.25%, 08/01/2010 þ	4,500,000	4,162,500

		19,272,187

Automobiles 0.5%
General Motors Corp., 8.375%, 07/15/2033 þ	4,250,000	3,506,250

Diversified Consumer Services 0.6%
Carriage Services, Inc., 7.875%, 01/15/2015	1,540,000	1,509,200
Education Management Corp.:
8.75%, 06/01/2014 144A	1,525,000	1,536,438
10.25%, 06/01/2016 144A	1,775,000	1,801,625

		4,847,263

Hotels, Restaurants & Leisure 2.9%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 þ	3,000,000	3,153,750
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	7,000,000	7,262,500
MGM MIRAGE, Inc., 9.75%, 06/01/2007	5,500,000	5,671,875
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012	750,000	735,000
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,250,000	5,709,375

		22,532,500

Household Durables 1.6%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013	1,750,000	1,579,375
Jarden Corp., 9.75%, 05/01/2012	3,000,000	3,135,000
Libbey, Inc., 12.42%, 06/01/2011 144A	3,000,000	2,955,000
Standard Pacific Corp., 9.25%, 04/15/2012 þ	3,000,000	2,865,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	2,000,000	1,750,000

		12,284,375

Media 8.1%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	4,570,000	4,689,963
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	3,000,000	2,816,250
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	4,425,000	4,402,875
Cinemark USA, Inc., 9.00%, 02/01/2013	5,000,000	5,262,500
CSC Holdings, Inc., 7.625%, 04/01/2011	1,800,000	1,820,250
Dex Media East, LLC:
9.875%, 11/15/2009	5,500,000	5,836,875
12.125%, 11/15/2012	3,000,000	3,367,500
Houghton Mifflin Co.:
8.25%, 02/01/2011	3,125,000	3,171,875
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	3,000,000	2,497,500
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	9,000,000	9,157,500
Paxson Communications Corp., FRN, 11.76%, 01/15/2013 144A	4,000,000	4,070,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	5,000,000	5,518,750
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 þ	3,000,000	3,045,000
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 þ	4,725,000	4,441,500
Visant Corp., 7.625%, 10/01/2012	3,035,000	2,955,331

		63,053,669

Multi-line Retail 0.8%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015 þ	3,000,000	3,176,250
10.375%, 10/15/2015	3,000,000	3,198,750

		6,375,000

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.7%
American Achievement Corp., 8.25%, 04/01/2012	$1,845,000	$1,826,550
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	3,500,000	3,517,500
Linens 'n Things, Inc., FRN, 11.13%, 01/15/2014 144A þ	1,750,000	1,631,875
United Auto Group, Inc., 9.625%, 03/15/2012	5,750,000	6,023,125

		12,999,050

Textiles, Apparel & Luxury Goods 2.7%
Levi Strauss & Co.:
9.75%, 01/15/2015	5,975,000	6,154,250
12.25%, 12/15/2012	2,750,000	3,093,750
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,270,000
Unifi, Inc., 11.50%, 05/15/2014 144A	2,500,000	2,431,250
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,078,750

		21,028,000

CONSUMER STAPLES 2.2%
Food & Staples Retailing 0.7%
Rite Aid Corp., 12.50%, 09/15/2006	5,725,000	5,796,563

Food Products 0.8%
Del Monte Foods Co., 8.625%, 12/15/2012	5,608,000	5,846,340

Personal Products 0.7%
Playtex Products, Inc., 8.00%, 03/01/2011	5,125,000	5,336,406

ENERGY 7.0%
Energy Equipment & Services 1.9%
Dresser-Rand Group, Inc., 9.375%, 04/15/2011	4,500,000	4,590,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,675,000	1,637,312
Hanover Compressor Co., 8.75%, 09/01/2011	3,000,000	3,142,500
Parker Drilling Co., 9.625%, 10/01/2013 þ	5,141,000	5,603,690

		14,973,502

Oil, Gas & Consumable Fuels 5.1%
ANR Pipeline Co., 8.875%, 03/15/2010	1,135,000	1,205,089
Chesapeake Energy Corp., 7.75%, 01/15/2015 þ	5,425,000	5,492,812
El Paso Corp., 7.875%, 06/15/2012 þ	3,000,000	3,082,500
El Paso Production Holding Co., 7.75%, 06/01/2013	4,500,000	4,595,625
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,240,000
Plains Exploration & Production Co., 8.75%, 07/01/2012 þ	5,501,000	5,782,926
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	2,887,647
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,900,000	2,856,500
Williams Cos.:
7.50%, 01/15/2031	2,850,000	2,757,375
8.125%, 03/15/2012	4,150,000	4,367,875

		39,268,349

FINANCIALS 5.0%
Consumer Finance 2.7%
CCH II Capital Corp., 10.25%, 09/15/2010	4,600,000	4,669,000
Ford Motor Credit Corp., 9.75%, 09/15/2010 144A	7,000,000	6,933,997
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	2,550,000
Terra Capital, Inc., 11.50%, 06/01/2010	3,600,000	3,906,000
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	2,900,000	2,784,000

		20,842,997

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	5,000,000	5,125,000

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 1.6%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	$4,500,000	$4,663,125
Saxon Capital, Inc., 12.00%, 05/01/2014 144A þ	2,000,000	2,040,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	6,000,000	5,880,000

		12,583,125

HEALTH CARE 2.8%
Health Care Equipment & Supplies 0.8%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,920,000	6,156,800

Health Care Providers & Services 2.0%
HCA, Inc., 8.75%, 09/01/2010	8,250,000	8,332,500
IASIS Healthcare Corp., 8.75%, 06/15/2014	4,575,000	4,414,875
Select Medical Corp., 7.625%, 02/01/2015	3,500,000	2,992,500

		15,739,875

INDUSTRIALS 3.8%
Commercial Services & Supplies 1.8%
Allied Waste North America, Inc., 9.25%, 09/01/2012	7,000,000	7,472,500
NationsRent Companies, Inc., 9.50%, 10/15/2010	6,000,000	6,548,634

		14,021,134

Machinery 2.0%
Case New Holland, Inc., 9.25%, 08/01/2011	9,750,000	10,322,813
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,775,000	1,692,906
RBS Global, Inc., 9.50%, 08/01/2014 144A	3,750,000	3,768,750

		15,784,469

INFORMATION TECHNOLOGY 2.8%
Electronic Equipment & Instruments 0.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,859,875

IT Services 1.5%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	9,450,000	9,698,062
10.25%, 08/15/2015 þ	1,750,000	1,782,813

		11,480,875

Software 0.8%
UGS Corp., 10.00%, 06/01/2012	5,740,000	6,206,375

MATERIALS 12.1%
Chemicals 3.9%
Equistar Chemicals, LP, 10.625%, 05/01/2011	5,700,000	6,156,000
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	3,000,000	3,318,750
Huntsman International, LLC, 11.50%, 07/15/2012	6,300,000	7,056,000
Lyondell Chemical Co.:
9.50%, 12/15/2008 þ	1,880,000	1,941,100
10.50%, 06/01/2013	3,960,000	4,365,900
11.125%, 07/15/2012 þ	1,165,000	1,274,219
Tronox Worldwide, LLC, 9.50%, 12/01/2012	6,125,000	6,354,687

		30,466,656

Containers & Packaging 2.7%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	3,300,000	3,271,125
Graham Packaging Co., 9.875%, 10/15/2014 þ	3,075,000	3,005,813
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 þ	2,000,000	2,020,000
9.50%, 08/15/2013 þ	4,000,000	4,020,000

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	$4,300,000	$4,375,250
8.75%, 11/15/2012	4,050,000	4,293,000

		20,985,188

Metals & Mining 2.7%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	4,705,000	4,610,900
10.125%, 02/01/2010	1,450,000	1,551,500
Indalex Holding Corp., 11.50%, 02/01/2014 144A	4,000,000	4,090,000
United States Steel Corp., 10.75%, 08/01/2008	9,450,000	10,253,250

		20,505,650

Paper & Forest Products 2.8%
Bowater, Inc., 9.375%, 12/15/2021 þ	3,000,000	2,880,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013 þ	5,000,000	4,900,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,590,675
8.125%, 05/15/2011	6,000,000	6,015,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A #	1,750,000	1,758,750
11.375%, 08/01/2016 144A #	4,250,000	4,250,000

		21,394,425

TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 3.1%
Citizens Communications Co., 9.25%, 05/15/2011	3,000,000	3,270,000
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,900,000	4,075,500
Insight Midwest, LP:
9.75%, 10/01/2009	3,750,000	3,834,375
10.50%, 11/01/2010	3,500,000	3,657,500
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,000,000	3,120,000
8.875%, 03/15/2012	5,250,000	5,683,125

		23,640,500

Wireless Telecommunication Services 4.2%
Alamosa Holdings, Inc., 11.00%, 07/31/2010	1,600,000	1,756,000
American Cellular Corp., 10.00%, 08/01/2011	2,500,000	2,631,250
Centennial Communications Corp.:
10.00%, 01/01/2013 þ	1,500,000	1,503,750
10.125%, 06/15/2013	4,000,000	4,240,000
Dobson Communications Corp., 8.375%, 11/01/2011 þ	1,500,000	1,560,000
Horizon PCS, Inc., 11.375%, 07/15/2012	2,200,000	2,480,500
Rural Cellular Corp.:
8.25%, 03/15/2012	5,750,000	5,965,625
9.75%, 01/15/2010 þ	3,125,000	3,148,437
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015	6,000,000	6,153,168
UbiquiTel, Inc., 9.875%, 03/01/2011	1,500,000	1,638,750
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,657,500

		32,734,980

UTILITIES 4.7%
Electric Utilities 1.2%
Reliant Energy, Inc.:
9.25%, 07/15/2010	3,000,000	3,090,000
9.50%, 07/15/2013 þ	5,500,000	5,665,000

		8,755,000

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	$4,000,000	$4,011,172

Independent Power Producers & Energy Traders 3.0%
AES Corp., 9.00%, 05/15/2015 144A	6,800,000	7,344,000
Dynegy, Inc., 8.375%, 05/01/2016 144A þ	9,000,000	8,887,500
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	3,000,000	2,805,000
Mirant Corp., 7.375%, 12/31/2013 144A	4,425,000	4,275,656

		23,312,156

Total Corporate Bonds (cost $545,358,706)		534,725,706

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 13.9%
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.1%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	704,000	1,006,305

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	750,000	1,425,595

CONSUMER STAPLES 0.8%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,507,908

Food & Staples Retailing 0.2%
Ahold USA, Inc., 5.875%, 03/14/2012 EUR	1,000,000	1,311,123

Tobacco 0.4%
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,500,000	2,870,664

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	772,046

FINANCIALS 11.7%
Capital Markets 0.8%
Deutsche Bank AG, FRN, 4.35%, 08/09/2007 CAD	6,200,000	5,482,498
Morgan Stanley, FRN, 5.33%, 11/14/2013 GBP	510,000	951,159

		6,433,657

Commercial Banks 6.7%
BOS International Australia, 3.50%, 01/22/2007 CAD	5,000,000	4,397,424
DnB NOR ASA, FRN, 4.55%, 12/08/2008 CAD	4,000,000	3,531,125
Eurofima:
5.50%, 09/15/2009 AUD	2,400,000	1,798,846
6.50%, 08/22/2011 AUD	5,000,000	3,859,921
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	701,321
4.50%, 01/14/2013 GBP	1,940,000	3,535,325
5.75%, 09/15/2009 AUD	5,470,000	4,130,012
8.00%, 10/21/2013 ZAR	58,430,000	8,108,198
FRN, 2.90%, 08/16/2013 GBP	800,000	1,734,062
Kreditanstalt für Wiederaufbau, 5.375%, 01/29/2014 GBP	3,665,000	7,028,024
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,100,000	5,387,623
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	433,072
Rabobank Nederland:
4.25%, 01/05/2009 CAD	3,030,000	2,662,078
FRN, 4.53%, 06/18/2007 CAD	5,000,000	4,422,253

		51,729,284

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
FINANCIALS continued
Consumer Finance 1.4%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	$3,299,852
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,457,920
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	747,219
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	9,160,000	5,566,780

		11,071,771

Diversified Financial Services 0.2%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,365,924

Insurance 0.1%
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	755,530

Thrifts & Mortgage Finance 2.5%
Canada Housing Trust, Ser. 5, 3.70%, 09/15/2008 CAD	6,280,000	5,485,198
Nykredit, 5.00%, 10/01/2035 DKK	78,312,986	13,238,282
Totalkredit, FRN, 3.71%, 01/01/2015 DKK	2,162,548	371,931

		19,095,411

INDUSTRIALS 0.3%
Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	1,999,895
Savcio Holdings, 8.00%, 02/15/2013 EUR	250,000	322,943

		2,322,838

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,549,946

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	1,700,000	3,277,238

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $104,285,173)		107,495,240

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 19.7%
Australia, 5.25%, 03/15/2019 AUD	19,465,000	14,121,038
Canada:
4.25%, 12/01/2026 CAD	11,114,943	13,976,804
4.50%, 04/17/2008 CAD	5,250,000	4,647,541
5.75%, 03/03/2008 NZD	5,000,000	3,017,522
Denmark, 7.00%, 11/10/2024 DKK	60,650,000	14,010,849
France, 4.25%, 04/25/2019 EUR	6,290,000	8,216,949
Hong Kong, 4.23%, 03/21/2011 HKD	72,250,000	9,239,602
Korea, 5.25%, 09/10/2015 KRW	2,850,000,000	3,029,072
Mexico, 10.00%, 12/05/2024 MXN	83,950,000	8,534,945
New Zealand:
6.00%, 04/15/2015 NZD	50,000	31,142
6.50%, 04/15/2013 NZD	6,606,000	4,194,195
Norway, 4.25%, 05/19/2017 NOK	94,400,000	15,223,432
Singapore, 3.625%, 07/01/2014 SGD	14,100,000	9,041,756
Sweden:
3.00%, 07/12/2016 SEK	95,830,000	12,408,135
5.50%, 10/08/2012 SEK	102,910,000	15,650,103
United Kingdom, 1.27%, 11/22/2017 GBP	9,635,000	17,522,174

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $152,731,618)		152,865,259

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Notes:
2.00%, 01/15/2016 ##	$8,972,656	$8,661,071
4.50%, 02/15/2036 ##	8,162,000	7,452,290

Total U.S. Treasury Obligations (cost $16,216,145)		16,113,361

YANKEE OBLIGATIONS-CORPORATE 5.0%
CONSUMER DISCRETIONARY 0.8%
Media 0.8%
IMAX Corp., 9.625%, 12/01/2010 þ	6,000,000	6,300,000

FINANCIALS 0.4%
Capital Markets 0.0%
UBS Luxembourg SA, FRN, 6.86%, 10/24/2006	260,000	261,638

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,264,975

INFORMATION TECHNOLOGY 0.6%
Electronic Equipment & Instruments 0.6%
Celestica, Inc.:
7.625%, 07/01/2013 þ	1,250,000	1,225,000
7.875%, 07/01/2011 þ	3,175,000	3,159,125

		4,384,125

MATERIALS 1.2%
Chemicals 0.4%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A þ	3,250,000	3,063,125

Metals & Mining 0.8%
Novelis, Inc., 8.00%, 02/15/2015 144A	6,300,000	6,126,750

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023	3,000,000	2,400,000

Wireless Telecommunication Services 1.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	5,750,000	5,908,125
11.25%, 06/15/2016 144A	2,000,000	2,030,000
Rogers Wireless, Inc.:
7.50%, 03/15/2015	1,750,000	1,802,500
9.625%, 05/01/2011	3,000,000	3,330,000

		13,070,625

Total Yankee Obligations-Corporate (cost $39,737,413)		38,871,238

DEBT OBLIGATIONS 0.7%
Blue Grass Energy Corp. Loan, 10.40%, 12/30/2013 # (cost $5,200,000)	5,200,000	5,238,896

	Shares	Value

SHORT-TERM INVESTMENTS 15.0%
MUTUAL FUND SHARES 15.0%
Evergreen Institutional Money Market Fund ø ##	6,829,629	6,829,629
Navigator Prime Portfolio þþ	109,587,240	109,587,240

Total Short-Term Investments (cost $116,416,869)		116,416,869

Total Investments (cost $1,283,369,572) 164.8%		1,275,331,496
Other Assets and Liabilities and Preferred Shares (64.8%)		(501,540,124)

Net Assets Applicable to Common Shareholders 100.0%		$773,791,372

EVERGREEN MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

#	When-issued or delayed delivery security
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
ZAR	South African Rand

At July 31, 2006, the Fund had the following open interest rate swap agreements:

	Notional		Cash Flows Paid	Cash Flows Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain

11/27/2006	$168,000,000	JPMorgan Chase & Co.	Fixed-2.79%	Floating-5.39%[1]	$1,547,225
11/26/2008	112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-5.39%[1]	4,353,872

1     This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of July 26, 2006 through August 28, 2006.

At July 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Receive	July 31, 2006	for U.S. $	Gain

10/10/2006	9,026,000 EUR	$11,582,139	$11,578,914	$ 3,225
10/10/2006	2,690,319,504 JPY	23,694,117	23,572,000	122,117

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Receive	July 31, 2006	In Exchange for	July 31, 2006	Loss

09/26/2006	4,812,150,000 JPY	$42,301,182	22,964,538 GBP	$42,951,558	$ 650,376
09/26/2006	197,600,000 JPY	1,737,002	940,214 GBP	1,758,522	21,520
09/29/2006	3,200,000,000 JPY	28,140,203	38,300,419 AUD	29,296,896	1,156,693
09/29/2006	136,274,000 JPY	1,198,368	1,609,282 AUD	1,230,978	32,610
09/29/2006	1,555,291,000 JPY	13,676,939	22,855,121 NZD	14,042,526	365,587

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,283,917,350. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,313,426 and $22,899,280, respectively, with a net unrealized depreciation of $8,585,854.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         September 27, 2006